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                      Hilliard-Lyons Government Fund, Inc.
                              Hilliard Lyons Center
                           Louisville, Kentucky 40202

                                          January 4, 2005

Securities and Exchange Commission
250 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Hilliard-Lyons Government Fund, Inc.
     File Nos. 2-68290 and 811-3070
     Rule 497(j) Certification

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Hilliard-Lyons Government Fund, Inc. (the "Fund") hereby certifies that (1) the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment (Post-Effective Amendment No. 26) to the Fund's Registration Statement, and (2) the text of the most recent Post-Effective Amendment has been filed electronically.

     If you have any questions or would like further information, please call me at (502) 588-8832.

                                          Very truly yours,

                                          /s/ Stephanie J. Ferree

                                          Stephanie J. Ferree
                                          Secretary